LONG TERM INVESTMENTS (Details) ¥ in Millions	Mar. 31, 2019 USD ($)	Dec. 10, 2018 CNY (¥)	Dec. 10, 2018 USD ($)	Aug. 09, 2018 USD ($)
LONG TERM INVESTMENTS
Long term investments	$ 30,789,836
Consideration payable	14,289,371
Phoenix Intelligent Credit
LONG TERM INVESTMENTS
Long term investments	29,189,836
Equity stake acquired (as a percentage)		5.88%	5.88%
Total consideration		¥ 200	$ 29,000,000
Consideration payable	14,289,371
Musketeer
LONG TERM INVESTMENTS
Long term investments	$ 1,600,000
Equity stake acquired (as a percentage)				19.99%
Total consideration				$ 1,600,000